Warrants (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The table below presents the assumptions in applying the Black-Scholes model to determine the fair value of the warrants.

	As of December 31, 2019	As of December 31, 2018
Shares available to be issued under warrants	12,401,262	12,401,262
Exercise price	£1.7238	£1.7238
Risk-free interest rate	0.540%	0.760%
Expected term to exercise	2.34 years	3.34 years
Annualized volatility	65.56%	60.72%
Dividend rate	0.00%	0.00%

	Derivative financial instrument	Derivative financial instrument
	2019	2018
	£'000s	£'000s
At January 1	2,492	1,273
Fair value adjustments recognized in profit or loss	(1,597)	1,219
At December 31	895	2,492
For the amount recognized at December 31, 2019, the effect when the following parameter deviates up or down is presented in the below table.

Volatility (up / down 10% pts)
£'000s
Variable up	1,306
Base case, reported fair value	895
Variable down	535